SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Retirement Benefits (Details)	12 Months Ended
Jun. 30, 2020
Qualified Defined Benefit Plan [Member] | US based Subsidiaries [Member]
Retirement Benefits [Abstract]
Percentage of matching contributions	25.00%
Percentage of employee contribution	6.00%
Percentage of vesting employee contribution per year	25.00%
Vesting period	4 years
Defined Contribution Plan [member] | Virtual World (Private) Limited [Member]
Retirement Benefits [Abstract]
Percentage of monthly contribution on basic salary	6.50%
Defined Contribution Plan [member] | IBEX Global Solutions (Private) Limited [Member]
Retirement Benefits [Abstract]
Percentage of monthly contribution on gross salary	6.50%
Defined Contribution Plan [member] | DGS (Private) Limited [Member]
Retirement Benefits [Abstract]
Percentage of monthly contribution on gross salary	6.50%